UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Institutional Money Market Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to June 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUNDS

Semiannual Report

June 30, 2008
(unaudited)

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

■  PRIME PORTFOLIO

■  GOVERNMENT PORTFOLIO

The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolios are advised by Credit Suisse Asset Management, LLC.

The views of the Portfolios' management are as of the date of the letters and the Portfolio holdings described in this document are as of June 30, 2008; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolios' shares are not bank deposits, obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolios.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 5, 2008

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio (the "Portfolio"), the annualized current yields for the seven-day period ended June 30, 2008, were 2.66%, 2.56%, and 2.41% for the Portfolio's Class A, B and C shares, respectively.1 The Portfolio's weighted average maturity as of June 30, 2008, was 40 days.

Market Review: Spreads at historical wides

The six-month period ended June 30, 2008, was a weak one for economic growth. Gross Domestic Product (GDP) for Q1 registered an anemic 1% rate of growth.

Non-farm payrolls have decreased in each of the last six months, while the unemployment rate has increased to 5.5% as of the June report. Short term credit markets have been slowly improving over the past six months. Large scale interest rate reductions by the Federal Reserve (150 basis points total in 2008, to a current level of 2% as of April 30, 2008) along with increased availability of liquidity to dealers have benefited markets. Conversely, the housing market continues to be a drag on the economy, the overall health of banks, and the financial system. Additionally, inflation fears have moved to the forefront over recent weeks as oil prices continue to accelerate and the dollar continues to weaken.

Spreads on short dated securities remain historically wide, though they tightened modestly over the period. Investors remain wary that dealers will not provide the necessary liquidity and have thus invested on the extreme short end of the curve. Additionally, there has been a good deal of confusion about the calculation of Libor rates, which has caused them to remain stubbornly high for this point in the business cycle.

Strategic Review and Outlook: Expect the economy to remain weak through 2008

For the six-month period ended June 30, 2008, the Portfolio has performed above the industry average of net returns of First Tier Institutional Funds reporting to iMoneynet, a money market mutual fund yield monitor that reports yields offered and calculates rankings for mutual funds. The Portfolio has been managed in an extremely conservative fashion from an exposure standpoint and a weighted average maturity standpoint versus similar funds. Liquidity maximization has been, and will continue to be, the focus of the portfolio. In fact, market conditions have dictated that portfolios maintain extremely high levels of assets in maturities of 7 days or less (as of June 30, 2008, 26% of the Portfolio's assets had maturities of 7 days or less). We have made prudent

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

investments in the floating rate securities of a number of high quality non-U.S. banks (which have less exposure to the U.S. mortgage market than their U.S. counterparts), at relatively wide spreads to Libor, in anticipation of a gradual tightening of quality spreads. Additionally, we have attempted to maintain our weighted average maturity slightly longer than the industry average (43 days as of 6/30/08) as we believe that the market is pricing in more Fed tightening in 2008 than is probable.

In our opinion, the impact of high gasoline prices and the ongoing repair of corporate and personal balance sheets will keep the economy on a weak footing for the remainder of 2008. We believe that the Federal Open Market Committee will remain on hold and not raise or lower rates at least through the end of the year in order to give the financial system time to heal itself. While spreads on bank and corporate securities should remain wide, we expect them to tighten slightly over the next three to six months. We also believe that the weak housing market will continue to have a negative impact on government-sponsored enterprises like Fannie Mae and Freddie Mac.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

	1 Year	5 Years	Since Inception	Inception Date
Class A	4.36%	3.39%	2.93%	11/28/01
Class B	4.26%	3.28%	2.83%	11/28/01
Class C	4.10%	3.13%	2.67%	11/28/01

7-Day Annualized Current Yields as of June 30, 2008

Class A	2.66%
Class B	2.56%
Class C	2.41%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 0.25% for Class A shares, 0.35% for Class B shares and 0.50% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.02% for Class A shares, 0.12% for Class B shares and 0.27% for Class C shares.

1  Returns and yields may include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 1/1/08	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/08	$1,016.80	$1,016.30	$1,015.50
Expenses Paid per $1,000*	$0.10	$0.60	$1.35
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/08	$1,024.76	$1,024.27	$1,023.52
Expenses Paid per $1,000*	$0.10	$0.60	$1.36
	Class A	Class B	Class C
Annualized Expense Ratios*	0.02%	0.12%	0.27%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	12.6%
AA	38.5%
A	8.6%
A-1	31.6%
Subtotal	91.3%
Repurchase Agreements	8.7%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 5, 2008

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio (the "Portfolio"), the annualized current yields for the seven-day period ended June 30, 2008, were 2.19%, 2.09%, and 1.94% for the Portfolio's Class A, B and C shares, respectively.1 The Portfolio's weighted average maturity as of June 30, 2008, was 56 days. The weighted average maturity has extended since 12/31/07 as a result of asset loss and some selective extension trades.

Market Review: Spreads at historical wides

The six-month period ended June 30, 2008, was a weak one for economic growth. Gross Domestic Product (GDP) for Q1 registered an anemic 1% rate of growth.

Non-farm payrolls have decreased in each of the last six months, while the unemployment rate increased to 5.5% as of the June report. Short term credit markets have been slowly improving over the past six months. Large scale interest rate reductions by the Federal Reserve (150 basis points total in 2008, to a current level of 2% as of April 30, 2008) along with increased availability of liquidity to dealers have benefited markets. Conversely, the housing market continues to be a drag on the economy, the overall health of banks, and the financial system. Additionally, inflation fears have moved to the forefront over recent weeks as oil prices continue to accelerate and the dollar continues to weaken.

Spreads on short dated securities remain historically wide, though they tightened modestly over the period. Investors remain wary that dealers will not provide the necessary liquidity and have thus invested on the extreme short end of the curve. Additionally, there has been a good deal of confusion about the calculation of Libor rates, which has caused them to remain stubbornly high for this point in the business cycle.

Strategic Review and Outlook: Expect the economy to remain weak through 2008

For the six-month period ended June 30, 2008, the Portfolio has performed above the industry average of net returns of Government & Agency Institutional funds reporting to iMoneynet, a money market mutual fund yield monitor that reports yields offered and calculates rankings for mutual funds. The portfolio has been managed in an extremely conservative fashion, maintaining a short weighted average maturity during the latter stages of the Feds easing cycle. This has put the Portfolio at a disadvantage.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Liquidity maximization has been, and will continue to be, the focus of the portfolio. In fact, market conditions have dictated that portfolios maintain extremely high levels of assets in maturities of 7 days or less (as of June 30, 2008, 27% of the Portfolio's assets had maturities of 7 days or less). Asset volatility has made targeting the Portfolio's weighted average maturity difficult, but we would ideally like to maintain a weighted average maturity slightly longer than the industry average of 41 days as we believe that the market is pricing in more Fed tightening in 2008 than is probable.

In our opinion, the impact of high gasoline prices and the ongoing repair of corporate and personal balance sheets will keep the economy on a weak footing for the remainder of 2008. We believe that the Federal Open Market Committee will remain on hold and not raise or lower rates at least through the end of the year in order to give the financial system time to heal itself. While spreads on bank and corporate securities should remain wide, we expect them to tighten slightly over the next three to six months. We also believe that the weak housing market will continue to have a negative impact on government-sponsored enterprises like Fannie Mae and Freddie Mac.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

	1 Year	5 Years	Since Inception	Inception Date
Class A	3.79%	3.17%	2.84%	01/25/02
Class B	3.69%	3.07%	2.73%	01/25/02
Class C	3.53%	2.92%	2.58%	01/25/02

7-Day Annualized Current Yields as of June 30, 2008

Class A	2.19%
Class B	2.09%
Class C	1.94%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 0.25% for Class A shares, 0.35% for Class B shares and 0.50% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.20% for Class A shares, 0.30% for Class B shares and 0.45% for Class C shares.

1  Returns and yields may include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 1/1/08	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/08	$1,013.70	$1,013.20	$1,012.40
Expenses Paid per $1,000*	$1.00	$1.50	$2.25
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/08	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/08	$1,023.87	$1,023.37	$1,022.63
Expenses Paid per $1,000*	$1.01	$1.51	$2.26
	Class A	Class B	Class C
Annualized Expense Ratios*	0.20%	0.30%	0.45%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	82.2%
Repurchase Agreement	17.8%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITY (0.9%)
$58,000	Nissan Auto Receivables Trust (Cost $58,000,000)	(A-1+, P-1)	06/15/09	2.786	$58,000,000
COMMERCIAL PAPER (16.5%)
Banks (16.5%)
150,000	ABN AMRO North America Finance, Inc.	(A-1+, P-1)	11/10/08	2.852	148,457,250
75,000	BNZ International Funding, Ltd.	(A-1+, P-1)	12/02/08	2.948	74,069,583
160,000	DnB NORBank ASA	(A-1+, P-1)	11/07/08	2.816	158,411,867
105,000	Governor & Co. of Bank of Ireland	(A-1, P-1)	09/09/08	2.706	104,444,667
75,000	Lehman Brothers Holdings, Inc.	(A-1+, P-1)	07/01/08	2.726	75,000,000
150,000	Macquarie Bank, Ltd.	(A-1, P-1)	08/28/08	2.707	149,323,333
102,870	Santander Central Hispano International, Ltd.	(A-1+, P-1)	11/21/08	2.904	101,709,512
100,000	Swedbank	(A-1+, P-1)	09/19/08	2.576	99,440,000
100,000	UBS Finance Delaware LLC	(A-1+, P-1)	09/05/08	2.903	99,479,333
TOTAL COMMERCIAL PAPER (Cost $1,010,335,545)					1,010,335,545
CERTIFICATES OF DEPOSIT (12.6%)
Banks (12.6%)
178,500	Banco Bilbao Vizcaya Argentaria SA	(A-1+, P-1)	12/12/08	3.075	178,508,006
76,600	Bank of Nova Scotia#	(AA, Aa1)	05/05/09	3.134	76,574,145
37,000	Bank Scotland PLC NY#	(AA, Aa1)	11/04/08	2.636	36,958,658
91,500	Barclays Bank NY	(A-1+, P-1)	09/25/08	2.600	91,500,000
75,000	Barclays Bank NY	(A-1+, P-1)	05/12/09	3.260	75,000,000
100,000	Nordea Bank Finland NY#	(AA-, Aa1)	04/09/09	2.436	99,607,462
32,000	Skandinavia Enskilda Bank NY#	(A+, Aa2)	12/08/08	2.642	31,950,199
20,500	Swedbank NY#	(A+, Aa1)	10/02/08	2.419	20,469,907
165,000	Unicredito Italiano Bank (Ireland) PLC, Company Guaranteed Notes	(A-1, P-1)	09/02/08	2.970	165,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $775,568,377)					775,568,377
CORPORATE OBLIGATIONS (46.3%)
Banks (32.8%)
10,000	American Express Bank, FSB#	(A+, Aa3)	09/18/08	2.731	9,989,869
25,000	Bayerische Landesbank Girozentrale, Notes#	(AAA, Aaa)	09/23/08	2.541	25,000,937
90,000	BNP Paribas, Rule 144A, Notes‡	(AA, Aa1)	08/19/08	2.719	90,000,000
150,000	BNP Paribas, Series MTN, Notes	(AA, Aa1)	08/07/08	2.760	150,000,000
175,000	Caja de Ahorros y Monte de Piedad de Madrid SA, Rule 144A, Senior Unsecured Notes#‡	(AA-, Aa1)	08/12/08	2.968	175,000,172
250,000	Caja de Ahorros y Pensiones de Barcelona SA, Rule 144A, Unsubordinated Notes#‡	(AA-, Aa1)	07/23/08	2.920	250,000,000
295,000	Credit Agricole SA, Rule 144A, Notes#‡	(AA-, Aa1)	07/21/08	2.771	295,000,000
185,000	Dekabank Deutsche Girozentrale#	(AA, Aaa)	08/19/08	2.868	185,000,000
170,000	HSH Nordbank AG, Rule 144A, Notes#‡	(A, Aa2)	09/22/08	2.551	170,008,898
100,000	ING Bank NV#	(AA-, Aa2)	06/15/09	3.138	100,000,000
40,000	Intesa Bank Ireland PLC, Series BKNT, Bank Guaranteed Notes#	(AA-, Aa2)	08/22/08	2.493	40,000,000
110,000	National Australia Bank, Series MTN, Senior Unsecured Notes#	(AA, Aa1)	02/19/09	2.919	110,000,000
75,000	Natixis, Rule 144A, Secured Notes#‡	(AA, Aa2)	09/08/08	2.734	75,000,000

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE OBLIGATIONS
Banks
$97,500	Natixis, Rule 144A, Yankee Bonds#‡	(AA, Aa2)	09/12/08	2.491	$97,502,166
210,000	Royal Bank of Canada, Rule 144A, Notes#‡	(AA-, Aaa)	09/05/08	2.440	210,000,000
10,000	Unicredito Italiano Bank (Ireland) PLC, Company Guaranteed Notes#	(A+, Aa2)	09/08/08	2.478	10,000,000
21,300	Wachovia Bank NA, Senior Unsecured Notes#	(AA, Aa1)	10/03/08	2.654	21,260,187
					2,013,762,229
Finance (6.5%)
100,000	General Electric Capital Corp. Series MTN#	(AAA, Aaa)	01/05/09	2.768	99,977,229
33,000	IBM International Group Capital LLC#	(A+, A1)	06/26/09	2.869	33,000,000
25,000	Merrill Lynch & Company, Inc.	(A+, A1)	07/07/08	2.710	24,995,607
50,000	Merrill Lynch & Company, Inc., Series MTN, Global Senior Unsecured Notes#	(A, A1)	08/22/08	2.621	50,000,000
190,000	Merrill Lynch & Company, Inc., Series MTN, Notes#	(A, A1)	09/03/08	2.536	190,000,000
					397,972,836
Insurance (7.0%)
46,000	Allstate Life Global Funding II, Series MTN, Notes	(AA, Aa2)	09/12/08	2.531	46,001,765
15,000	Allstate Life Global Funding Trust, Notes#	(AA, Aa2)	08/27/08	2.513	15,000,000
23,100	Berkshire Hathaway Finance Corp.	(AAA, Aaa)	10/15/08	3.375	23,119,766
100,000	Genworth Life Institutional Funding, Secured Notes#	(AA-, Aa3)	09/11/08	2.448	100,000,000
100,000	Metropolitan Life Global Funding I#	(AA, Aa2)	06/12/09	3.161	100,000,000
150,000	Metropolitan Life Global Funding I, Rule 144A, Bonds#‡	(AA, Aa2)	08/21/08	2.481	150,000,218
					434,121,749
TOTAL CORPORATE OBLIGATIONS (Cost $2,845,856,814)					2,845,856,814
MORTGAGE BACKED SECURITY (0.7%)
42,462	Paragon Mortgages PLC, Series 13A, Class A1* (Cost $42,462,355)	(AAA, Aaa)	07/15/08	2.481	42,462,355
INVESTMENT COMPANIES (9.8%)
300,000	Blackrock Liquidity Funds - Temp Cash Portfolio	(AAA, Aaa)			300,000,000
300,000	Dreyfus Cash Management Fund	(AAA, Aaa)			300,000,000
TOTAL INVESTMENT COMPANIES (Cost $600,000,000)					600,000,000
SHORT-TERM INVESTMENTS (6.6%)
200,000	Dresdner Bank Grand Cayman (Time Deposit)	(A-1+, P-1)	07/01/08	2.625	200,000,000
207,229	Societe Generale (Time Deposit)	(A-1+, P-1)	07/01/08	2.500	207,229,000
TOTAL SHORT-TERM INVESTMENTS (Cost $407,229,000)					407,229,000

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
REPURCHASE AGREEMENTS (8.9%)
$300,000	Bank of America Tri Party Repo (Agreement
dated 06/30/08 to be repurchased at
$300,022,167, collateralized by $73,150,000
SLM Student Loan Trust, 3.106% to 4.197%
due 01/25/18 to 03/15/24, $34,750,000
Newcastle CDO, Ltd., 3.083% due 07/25/52,
$18,500,000 Nelnet Student Loan Trust, 0.000%
due 06/25/35, $19,488,000 JPMorgan Chase
Commercial Mortgage Securities, 6.062%
due 08/15/17, $38,575,000 GE Capital
Commercial Mortgage Corp., 7.514%
due 01/15/33, $84,000,000 Bank of America
Credit Card Trust, 2.500% to 3.670%
due 04/15/13 to 12/16/13, $50,000,000
Asset Backed Funding Certificates, 3.233%
due 06/25/37, $43,019,948 SPF CDO, Ltd.,
3.153% due 01/11/19. Market Value of collateral
	is $315,000,000) (Cost $300,000,000)	(A-1+, P-1)	07/01/08	2.660	$300,000,000
245,355	Deutsche Bank Tri Party Repo (Agreement dated 6/30/08 to be repurchased at $245,372,039, collateralized by $74,519,000 Fannie Mae Notes, from 0.000% to 5.950% due 10/31/08 to 11/07/36, $60,435,000 Federal Home Loan Bank Notes, from 4.625% to 5.250% due 10/15/12 to 01/07/13, $37,500,000 Federal Farm Credit Bank, 5.350% due 01/22/20, $71,805,000 Freddie Mac Notes, from 5.250% to 5.500% due 08/20/12 to 10/10/12. Market Value of collateral is $250,263,644) (Cost $245,355,000)	(A-1+, P-1)	07/01/08	2.500	245,355,000
TOTAL REPURCHASE AGREEMENTS (Cost $545,355,000)					545,355,000
TOTAL INVESTMENTS AT VALUE (102.3%) (Cost $6,284,807,091)					6,284,807,091
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.3%)					(141,324,755)
NET ASSETS (100.0%)					$6,143,482,336

Average Weighted Maturity — 40 days

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2008.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $1,512,511,454 or 24.6% of net assets.

*  Securities considered illiquid. The total value of such securities as of June 30, 2008 was $42,462,355 or 0.7% of net assets.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Schedule of Investments
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (72.8%)
$4,750	Federal Home Loan Bank#	(AAA, Aaa)	09/17/08	2.664	$4,751,009
8,430	Federal Home Loan Bank#	(AAA, Aaa)	02/27/09	2.418	8,427,173
25,000	Federal Home Loan Bank#	(AAA, Aaa)	04/01/09	2.250	25,000,000
15,000	Federal Home Loan Bank	(AAA, Aaa)	04/24/09	2.510	15,000,000
10,000	Federal Home Loan Bank	(AAA, Aaa)	06/03/09	2.610	10,000,000
30,000	Federal Home Loan Bank#	(AAA, Aaa)	04/16/10	2.431	30,016,246
150,000	Freddie Mac#	(AAA, Aaa)	12/26/08	2.639	150,129,901
50,000	Freddie Mac#	(AAA, Aaa)	04/07/09	2.356	49,991,788
10,000	Freddie Mac	(AAA, Aaa)	04/21/09	2.550	10,000,000
50,000	Freddie Mac#	(AAA, Aaa)	09/21/09	2.461	50,042,426
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $353,358,543)					353,358,543
Number of Shares
INVESTMENT COMPANY (9.3%)
45,000,000	Goldman Sachs Government Fund (Cost $45,000,000)	(AAA, Aaa)			45,000,000
Par (000)
REPURCHASE AGREEMENT (17.8%)
$86,391	Deutsche Bank Tri Party Repo (Agreement dated 06/30/08, to be repurchased at $86,396,999, collateralized by $45,000,000 Federal Home Loan Bank Discount Notes, due 09/17/08, $43,815,000 Fannie Mae Notes, 3.850% due 04/22/13. Market value of collateral is $89,119,287) (Cost $86,391,000)	(AAA, Aaa)	07/01/08	2.500	86,391,000
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $484,749,543)					484,749,543
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					611,046
NET ASSETS (100.0%)					$485,360,589

Average Weighted Maturity — 56 days

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2008.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.
Statements of Assets and Liabilities
June 30, 2008 (unaudited)

	Prime Portfolio	Government Portfolio
Assets
Investments at value (Cost $5,739,452,091 and $398,358,543, respectively) (Note 2)	$5,739,452,091	$398,358,543
Repurchase agreements at value (Cost $545,355,000 and $86,391,000, respectively) (Note 2)	545,355,000	86,391,000
Cash	15	69
Interest receivable	11,969,163	587,845
Receivable for portfolio shares sold	5,919,369	—
Prepaid expenses	233,970	102,093
Total Assets	6,302,929,608	485,439,550
Liabilities
Advisory fee payable (Note 3)	240,278	53,340
Distribution fee payable (Note 3)	32,158	16,994
Payable for investments purchased	149,323,333	—
Payable for portfolio shares redeemed	6,604,022	—
Dividends payable	2,934,388	—
Directors' fee payable	8,627	8,627
Other accrued expenses payable	304,466	—
Total Liabilities	159,447,272	78,961
Net Assets
Capital stock, $.001 par value (Note 4)	6,143,595	485,360
Paid-in capital (Note 4)	6,139,908,531	484,874,785
Undistributed net investment income	—	22
Accumulated net realized gain (loss) on investments	(2,569,790)	422
Net Assets	$6,143,482,336	$485,360,589
A Shares
Net assets	$5,929,868,353	$363,855,328
Shares outstanding	5,930,036,322	363,854,809
Net asset value, offering price and redemption price per share	$1.00	$1.00
B Shares
Net assets	$97,725,877	$65,192,495
Shares outstanding	97,678,904	65,193,051
Net asset value, offering price and redemption price per share	$1.00	$1.00
C Shares
Net assets	$115,888,106	$56,312,766
Shares outstanding	115,879,539	56,312,314
Net asset value, offering price and redemption price per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.
Statements of Operations
For the Six Months Ended June 30, 2008 (unaudited)

	Prime Portfolio	Government Portfolio
Interest Income (Note 2)	$133,576,648	$15,846,325
Expenses
Investment advisory fees (Note 3)	7,659,973	989,833
Administrative services fees (Note 3)	1,120,600	144,246
Distribution fees (Note 3)
Class B	49,320	25,136
Class C	143,080	63,634
Custodian fees	593,497	3,571
Insurance expense	147,174	3,528
Audit and tax fees	44,686	9,879
Transfer agent fees	30,063	4,066
Registration fees	20,373	10,582
Legal fees	13,790	22,009
Directors' fees	12,647	12,647
Printing fees (Note 3)	10,964	9,277
Miscellaneous expense	3,973	528
Total expenses	9,850,140	1,298,936
Less: fees waived and expenses reimbursed (Note 3)	(8,946,731)	(224,781)
Net expenses	903,409	1,074,155
Net investment income	132,673,239	14,772,170
Net Realized Loss from Investments	(112,429)	—
Net increase in net assets resulting from operations	$132,560,810	$14,772,170

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.
Statements of Changes in Net Assets

	Prime Portfolio		Government Portfolio
	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$132,673,239	$922,117,661	$14,772,170	$16,218,301
Net realized gain (loss) from investments	(112,429)	(2,420,560)	—	422
Net increase in net assets resulting from operations	132,560,810	919,697,101	14,772,170	16,218,723
From Dividends
Dividends from net investment income
Class A shares	(129,326,973)	(908,403,223)	(13,534,597)	(14,132,256)
Class B shares	(1,607,016)	(8,373,983)	(619,397)	(1,273,722)
Class C shares	(1,739,250)	(5,340,455)	(618,176)	(812,323)
Net decrease in net assets resulting from dividends	(132,673,239)	(922,117,661)	(14,772,170)	(16,218,301)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	36,391,037,161	182,889,596,408	2,661,187,712	2,955,772,642
Reinvestment of dividends	90,949,194	703,072,971	13,867,183	15,900,170
Net asset value of shares redeemed	(40,811,704,159)	(188,380,506,907)	(3,847,729,282)	(1,426,146,218)
Net increase (decrease) in net assets from capital share transactions	(4,329,717,804)	(4,787,837,528)	(1,172,674,387)	1,545,526,594
Increase due to capital contribution from advisor (Note 3)	—	2,457,361	—	—
Net increase (decrease) in net assets	(4,329,830,233)	(4,787,800,727)	(1,172,674,387)	1,545,527,016
Net Assets
Beginning of period	10,473,312,569	15,261,113,296	1,658,034,976	112,507,960
End of period	$6,143,482,336	$10,473,312,569	$485,360,589	$1,658,034,976
Undistributed net investment income	$—	$—	$22	$22

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Financial Highlights
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0166	0.0522	0.0500	0.0311	0.0122	0.0105
LESS DIVIDENDS
Dividends from net investment income	(0.0166)	(0.0523)	(0.0500)	(0.0311)	(0.0122)	(0.0105)
Increase due to capital contribution	—	0.0001	—	—	—	—
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.68%	5.36%	5.12%	3.15%	1.22%	1.06%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,929,868	$10,282,414	$14,950,638	$729,578	$228,764	$184,178
Ratio of expenses to average net assets	0.02%[2]	0.08%	0.10%	0.13%	0.20%	0.20%
Ratio of net investment income to average net assets	3.47%[2]	5.26%	5.22%	3.32%	1.27%	1.07%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%[2]	0.15%	0.18%	0.18%	0.11%	0.10%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Financial Highlights
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0162	0.0512	0.0490	0.0301	0.0112	0.0095
LESS DIVIDENDS
Dividends from net investment income	(0.0162)	(0.0513)	(0.0490)	(0.0301)	(0.0112)	(0.0095)
Increase due to capital contribution	—	0.0001	—	—	—	—
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.63%	5.26%	5.01%	3.05%	1.12%	0.95%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$97,726	$93,034	$205,406	$261,970	$330,167	$344,396
Ratio of expenses to average net assets	0.12%[2]	0.18%	0.20%	0.23%	0.30%	0.30%
Ratio of net investment income to average net assets	3.26%[2]	5.15%	4.90%	3.22%	1.17%	0.97%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%[2]	0.15%	0.18%	0.18%	0.11%	0.10%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Financial Highlights
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0154	0.0497	0.0475	0.0286	0.0097	0.0080
LESS DIVIDENDS
Dividends from net investment income	(0.0154)	(0.0498)	(0.0475)	(0.0286)	(0.0097)	(0.0080)
Increase due to capital contribution	—	0.0001	—	—	—	—
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.55%	5.10%	4.86%	2.90%	0.97%	0.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$115,888	$97,864	$105,070	$75,468	$73,975	$93,410
Ratio of expenses to average net assets	0.27%[2]	0.33%	0.35%	0.38%	0.45%	0.45%
Ratio of net investment income to average net assets	3.04%[2]	4.99%	4.78%	3.07%	1.02%	0.82%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%[2]	0.15%	0.18%	0.18%	0.11%	0.10%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Financial Highlights
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0136	0.0489	0.0478	0.0294	0.0119	0.0107
LESS DIVIDENDS
Dividends from net investment income	(0.0136)	(0.0489)	(0.0478)	(0.0294)	(0.0119)	(0.0107)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.37%	5.00%	4.89%	2.98%	1.20%	1.07%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$363,855	$1,589,626	$82,301	$11,406	$30,073	$42,619
Ratio of expenses to average net assets	0.20%[2]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.05%[2]	4.46%	4.96%	2.88%	1.13%	1.06%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[2]	0.06%	0.24%	0.27%	0.18%	0.18%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Financial Highlights
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0131	0.0479	0.0468	0.0284	0.0110	0.0097
LESS DIVIDENDS
Dividends from net investment income	(0.0131)	(0.0479)	(0.0468)	(0.0284)	(0.0110)	(0.0097)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.32%	4.89%	4.79%	2.88%	1.10%	0.97%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$65,193	$30,769	$22,745	$23,497	$73,289	$92,476
Ratio of expenses to average net assets	0.30%[2]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.46%[2]	4.76%	4.69%	2.78%	1.03%	0.96%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[2]	0.15%	0.29%	0.27%	0.18%	0.18%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Financial Highlights
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0124	0.0464	0.0453	0.0269	0.0095	0.0082
LESS DIVIDENDS
Dividends from net investment income	(0.0124)	(0.0464)	(0.0453)	(0.0269)	(0.0095)	(0.0082)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.24%	4.74%	4.63%	2.73%	0.95%	0.82%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$56,313	$37,640	$7,462	$8,573	$12,894	$22,874
Ratio of expenses to average net assets	0.45%[2]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	2.43%[2]	4.46%	4.53%	2.63%	0.88%	0.81%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[2]	0.10%	0.30%	0.27%	0.18%	0.18%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in each Portfolio represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 pm eastern time) and at 5:00 pm eastern time each day each Portfolio is open for business. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

Each Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including a Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing each Portfolio's investments carried at value:

Prime Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$600,000,000	$—
Level 2 — Other Significant Observable Inputs	5,684,807,091	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$6,284,807,091	$—

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

Government Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$45,000,000	$—
Level 2 — Other Significant Observable Inputs	439,749,543	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$484,749,543	$—

*  Other financial instruments include futures, forwards and swap contracts.

B) ILLIQUID SECURITIES — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Due to changes in market conditions, a number of the Prime Portfolio's holdings that had previously been determined to be liquid were deemed to be illiquid. For so long as the Prime Portfolio holds illiquid securities representing 10% or more of its total assets, the Prime Portfolio may not purchase additional illiquid securities. In addition, the Prime Portfolio will attempt to reduce its holdings of illiquid securities in an orderly fashion.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. Each Portfolio has reviewed its' current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) REPURCHASE AGREEMENTS — Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) CREDIT AND MARKET RISK — The value of structured securities may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessments thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse") serves as investment adviser for the Portfolios. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Portfolio	Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
Prime Portfolio	$7,659,973	$(7,659,973)	$—	$(1,286,758)
Government Portfolio	989,833	(224,781)	765,052	—

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

During the year ended December 31, 2007, Credit Suisse voluntarily contributed capital to the Prime Portfolio in the amount of $2,457,361 to offset the effect of accumulated realized losses in the Prime Portfolio. Credit Suisse received no shares of common stock in exchange for this contribution, which increased the net asset value of the Prime Portfolio. For tax purposes, this capital contribution will be applied against realized losses for the year. Such amount has been recorded as additional paid-in capital in the Statement of Assets and Liabilities. In addition, an affiliate of Credit Suisse purchased $3 billion of shares of the Prime Portfolio in August 2007. These shares were subsequently redeemed in September and October 2007.

On August 16, 27 and 28, 2007, an affiliate of Credit Suisse purchased at amortized cost, including accrued interest, which at the time approximated the then-current market value, from the Prime Portfolio securities with a face value of approximately $5.692 billion.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Portfolios. No compensation is payable by the Portfolios to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Portfolio	Administrative Services Fee
Prime Portfolio	$1,120,600
Government Portfolio	144,246

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of each Portfolio's shares. Pursuant to distribution plans adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is currently calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio and at an annual rate of 0.25% of the average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid for its services to the Portfolios as follows:

Portfolio	Amount
Prime Portfolio	$6,953
Government Portfolio	5,859

Note 4. Capital Share Transactions

The Fund is authorized to issue fifty-five billion full and fractional shares of capital stock, $.001 par value per share, of which fifty-one billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

	Prime Portfolio
	Class A
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	36,193,270,991	$36,193,270,991	182,220,088,349	$182,220,088,349
Shares issued in reinvestment of dividends	87,660,762	87,660,762	689,874,546	689,874,546
Shares redeemed	(40,633,370,990)	(40,633,370,990)	(187,578,206,677)	(187,578,206,677)
Net decrease	(4,352,439,237)	$(4,352,439,237)	(4,668,243,782)	$(4,668,243,782)

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Capital Share Transactions

	Prime Portfolio
	Class B
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	98,807,799	$98,807,799	496,101,149	$496,101,149
Shares issued in reinvestment of dividends	1,549,289	1,549,289	7,857,935	7,857,935
Shares redeemed	(95,662,751)	(95,662,751)	(616,338,407)	(616,338,407)
Net increase (decrease)	4,694,337	$4,694,337	(112,379,323)	$(112,379,323)
	Prime Portfolio
	Class C
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	98,958,371	$98,958,371	173,406,910	$173,406,910
Shares issued in reinvestment of dividends	1,739,143	1,739,143	5,340,490	5,340,490
Shares redeemed	(82,670,418)	(82,670,418)	(185,961,823)	(185,961,823)
Net increase (decrease)	18,027,096	$18,027,096	(7,214,423)	$(7,214,423)
	Government Portfolio
	Class A
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	2,502,954,174	$2,502,954,174	2,759,702,371	$2,759,702,371
Shares issued in reinvestment of dividends	12,629,654	12,629,654	13,814,147	13,814,147
Shares redeemed	(3,741,354,074)	(3,741,354,074)	(1,266,192,260)	(1,266,192,260)
Net increase (decrease)	(1,225,770,246)	$(1,225,770,246)	1,507,324,258	$1,507,324,258
	Government Portfolio
	Class B
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	104,740,209	$104,740,209	111,971,631	$111,971,631
Shares issued in reinvestment of dividends	619,394	619,394	1,273,721	1,273,721
Shares redeemed	(70,936,318)	(70,936,318)	(105,220,851)	(105,220,851)
Net increase	34,423,285	$34,423,285	8,024,501	$8,024,501

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Capital Share Transactions

	Government Portfolio
	Class C
	For the Six Months Ended June 30, 2008 (unaudited)		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	53,493,329	$53,493,329	84,098,640	$84,098,640
Shares issued in reinvestment of dividends	618,135	618,135	812,302	812,302
Shares redeemed	(35,438,890)	(35,438,890)	(54,733,107)	(54,733,107)
Net increase	18,672,574	$18,672,574	30,177,835	$30,177,835

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

Portfolio	Number of Shareholders	Approximate Percentage of Outstanding Shares
Prime Portfolio
Class A	3	54%
Class B	1	99%
Class C	1	99%
Government Portfolio
Class A	1	7%
Class B	1	99%
Class C	1	99%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 5. Contingencies

In the normal course of business, the Portfolios may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 6. Recent Accounting Pronouncements

financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Institutional Money Market Fund, Inc.
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse Institutional Money Market Fund, Inc.
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTMM-SAR-0608

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: September 4, 2008

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 4, 2008